UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     January 31, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $163,915 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      337     6000 SH       SOLE                        0        0     6000
AMERICAN EXPRESS CO            COM              025816109      302     5800 SH       SOLE                        0        0     5800
AMERICAN INTL GROUP INC        COM              026874107      466     7985 SH       SOLE                        0        0     7985
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      566        4 SH       SOLE                        0        0        4
BP PLC                         SPONSORED ADR    055622104      202     2756 SH       SOLE                        0        0     2756
CISCO SYS INC                  COM              17275R102     1214    44837 SH       SOLE                        0        0    44837
CITIGROUP INC                  COM              172967101      420    14258 SH       SOLE                        0        0    14258
CONOCOPHILLIPS                 COM              20825C104      252     2850 SH       SOLE                        0        0     2850
DISNEY WALT CO                 COM DISNEY       254687106      300     9300 SH       SOLE                        0        0     9300
DUKE REALTY CORP               COM NEW          264411505     1032    39561 SH       SOLE                        0        0    39561
E M C CORP MASS                COM              268648102      784    42300 SH       SOLE                        0        0    42300
EATON VANCE INS NY MUN BD FD   COM              27827Y109      136    10000 SH       SOLE                        0        0    10000
EXXON MOBIL CORP               COM              30231G102     1477    15761 SH       SOLE                        0        0    15761
GENERAL ELECTRIC CO            COM              369604103      272     7349 SH       SOLE                        0        0     7349
GOLDMAN SACHS GROUP INC        COM              38141G104      516     2400 SH       SOLE                        0        0     2400
ISHARES INC                    MSCI AUSTRALIA   464286103      266     9229 SH       SOLE                        0        0     9229
ISHARES INC                    MSCI BRAZIL      464286400     3121    38676 SH       SOLE                        0        0    38676
ISHARES INC                    MSCI GERMAN      464286806      290     8190 SH       SOLE                        0        0     8190
ISHARES INC                    MSCI MEXICO      464286822     2537    45307 SH       SOLE                        0        0    45307
ISHARES INC                    MSCI JAPAN       464286848      400    30078 SH       SOLE                        0        0    30078
ISHARES INC                    MSCI PAC J IDX   464286665     8069    52298 SH       SOLE                        0        0    52298
ISHARES TR                     RUSSELL1000VAL   464287598    12083   150571 SH       SOLE                        0        0   150571
ISHARES TR                     RUSSELL MCP VL   464287473     5635    39945 SH       SOLE                        0        0    39945
ISHARES TR                     RUSSELL MCP GR   464287481      724     6355 SH       SOLE                        0        0     6355
ISHARES TR                     RUSL 2000 VALU   464287630     1402    19889 SH       SOLE                        0        0    19889
ISHARES TR                     RUSSELL 2000     464287655     1807    23798 SH       SOLE                        0        0    23798
ISHARES TR                     RUSSELL 1000     464287622     9690   121738 SH       SOLE                        0        0   121738
ISHARES TR                     S&P EURO PLUS    464287861     8955    78321 SH       SOLE                        0        0    78321
ISHARES TR                     RUSSELL1000GRW   464287614     7257   119396 SH       SOLE                        0        0   119396
ISHARES TR                     MSCI EMERG MKT   464287234    13336    88731 SH       SOLE                        0        0    88731
ISHARES TR                     MSCI EAFE IDX    464287465     7462    95055 SH       SOLE                        0        0    95055
ISHARES TR                     DJ US HEALTHCR   464287762     1169    16543 SH       SOLE                        0        0    16543
ISHARES TR                     S&P SMLCAP 600   464287804     1406    21621 SH       SOLE                        0        0    21621
ISHARES TR                     DJ US ENERGY     464287796      723     5277 SH       SOLE                        0        0     5277
ISHARES TR                     CONS GOODS IDX   464287812      344     5382 SH       SOLE                        0        0     5382
ISHARES TR                     S&P GSTI TECHN   464287549     5157    86542 SH       SOLE                        0        0    86542
ISHARES TR                     RUSSELL 3000     464287689      564     6682 SH       SOLE                        0        0     6682
ISHARES TR                     US TIPS BD FD    464287176      205     1936 SH       SOLE                        0        0     1936
ISHARES TR                     S&P MIDCAP 400   464287507      923    10866 SH       SOLE                        0        0    10866
ISHARES TR                     DJ SEL DIV INX   464287168     5118    79355 SH       SOLE                        0        0    79355
ISHARES TR                     TRANSP AVE IDX   464287192      485     5973 SH       SOLE                        0        0     5973
ISHARES TR                     S&P 500 VALUE    464287408      316     4133 SH       SOLE                        0        0     4133
ISHARES TR                     S&P LTN AM 40    464287390     7483    30065 SH       SOLE                        0        0    30065
ISHARES TR                     RUSSELL MIDCAP   464287499     8109    78322 SH       SOLE                        0        0    78322
ISHARES TR                     LEHMAN SH TREA   464288679     1407    12838 SH       SOLE                        0        0    12838
ISHARES TR                     LEHMAN AGG BND   464287226     2350    23230 SH       SOLE                        0        0    23230
ISHARES TR                     S&P GSTI SEMIC   464287523     2378    40035 SH       SOLE                        0        0    40035
ISHARES TR                     DJ US FINL SEC   464287788      216     2296 SH       SOLE                        0        0     2296
ISHARES TR                     DJ OIL EQUIP     464288844     2000    31075 SH       SOLE                        0        0    31075
ISHARES TR                     DJ HEALTH CARE   464288828     6297    99586 SH       SOLE                        0        0    99586
ISHARES TR                     S&P GBL ENER     464287341      882     6213 SH       SOLE                        0        0     6213
ISHARES TR                     S&P 100 IDX FD   464287101     2304    33485 SH       SOLE                        0        0    33485
JOHNSON & JOHNSON              COM              478160104      903    13542 SH       SOLE                        0        0    13542
KKR FINANCIAL HLDGS LLC        COM              48248a306     1261    89722 SH       SOLE                        0        0    89722
LILLY ELI & CO                 COM              532457108     1981    37096 SH       SOLE                        0        0    37096
MERCK & CO INC                 COM              589331107      296     5100 SH       SOLE                        0        0     5100
MERRILL LYNCH & CO INC         COM              590188108      429     8000 SH       SOLE                        0        0     8000
MIDCAP SPDR TR                 UNIT SER 1       595635103     2074    13372 SH       SOLE                        0        0    13372
PFIZER INC                     COM              717081103      302    13294 SH       SOLE                        0        0    13294
SCHLUMBERGER LTD               COM              806857108      507     5150 SH       SOLE                        0        0     5150
SEACOR HOLDINGS INC            COM              811904101     1785    19250 SH       SOLE                        0        0    19250
SPDR TR                        UNIT SER 1       78462F103     1809    12375 SH       SOLE                        0        0    12375
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      251     5000 SH       SOLE                        0        0     5000
SYSCO CORP                     COM              871829107      312    10000 SH       SOLE                        0        0    10000
VANGUARD INDEX FDS             MID CAP ETF      922908629      472     6242 SH       SOLE                        0        0     6242
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     1025    15857 SH       SOLE                        0        0    15857
VANGUARD INDEX FDS             SMALL CP ETF     922908751      598     8792 SH       SOLE                        0        0     8792
VANGUARD INDEX FDS             VALUE ETF        922908744      458     6898 SH       SOLE                        0        0     6898
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1269    23872 SH       SOLE                        0        0    23872
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2812    47980 SH       SOLE                        0        0    47980
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      376     3605 SH       SOLE                        0        0     3605
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     3632    51306 SH       SOLE                        0        0    51306
YUM BRANDS INC                 COM              988498101      217     5680 SH       SOLE                        0        0     5680